Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [Table Text Block]
	2022	2021
Consulting and management fees	$694,716	$3,006,160
Total	$694,716	$3,006,160